Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases
Schedule of minimum rent commitments under non-cancelable operating leases

Minimum rent commitments under non-cancelable operating leases at December 31, 2014 were as follows:

Years Ending December 31,	RMB
2015	149,146
2016	140,095
2017	117,514
2018	90,447
2019	55,833
Thereafter	69,199
Total minimum lease payments	622,234

Schedule of total rent expense on operating leases, including contingent rent
	For Years Ended December 31,
	2012	2013	2014
	RMB
Minimum rent on real property	118,219	120,141	131,901
Contingent rent	5,330	11,186	14,330
Total	123,549	131,327	146,231